Significant Components of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid expenses	$ 37,961	$ 35,334
Supplies inventory	15,114	14,340
Income taxes receivable	51,322	259
Other	49,802	49,041
Total	$ 154,199	$ 98,974